091-21446fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 NOV -3 PM 3:37
SEC / TM

Submit 1 Original
and 9 Copies

| OMB APPROVAL |
| --- |
| OMB Number: 3235-0504 |
| Expires: August 31, 2010 |
| Estimated average burden hours per response......3.60 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open End Management Investment Company**
3. Class of New Derivative Securities Product:
**Exchange Traded Fund**
4. Name of Underlying Instrument:
**MSCI Emerging Markets ex Fossil Fuels Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**EEMX**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Listed on: Abu Dhabi , Alexandria, Athens, Bangkok, Bovespa, Budapest, Bursa Malaysia, Colombia, Indonesia, Istanbul Stock Exchange, Johannesburg Stock Exchange, Korea Stock Exchange, Lima Stock Exchange, Mexican Stock Exchange, Moscow, Philippine Stock Exchange, Qatar, Santiago Stock Exchange, Shanghai Stock Exchange, Shenzhen, Taiwan Stock Exchange, Warsaw**
8. Position Limits of New Derivative Securities Product (if applicable):
**Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

SEC
Mail Processing
Section
NOV 03 2016
Washington DC
412

16019844

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Colleen Steele**

Title:
**Assistant Corporate Secretary**

Telephone Number:
**301-978-8736**

Manual Signature of Official Responsible for Form:

Date: **October 31, 2016**

SEC 2449 (6-01)

| | |
| --- | --- |
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 03 2016 |